Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012
Taxes [Line Items]
Stock Owned By Residents Of Company	more than 50%
Federal Income Tax Expense (Benefit), Continuing Operations	$ 12	$ 25